INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2019
INVESTMENTS IN ASSOCIATES [Abstract]
INVESTMENTS IN ASSOCIATES
9.	INVESTMENTS IN ASSOCIATES

	2019										2018
						Issuer Information
	Description of securities					Last financial statemets issued
Name and issuer	Face value	Amount	Cost	Book value	Main business	Date	Common stock	Net (loss) / income for the year / period	Shareholders equity	% of Common Stock	Book value
Transporte y Servicios de Gas en Uruguay S.A.	Ps. Uru. 1	196,000	182	6,627	Pipeline maintenance	09/30/2019	28	(783)	14,308	49.00	8,919

Emprendimientos de Gas del Sur S.A. (in liquidation)	$1	116,130	2,025	418	Pipeline construction and operation services	09/30/2019	237	(186)	854	49.00	498

Gas Link S.A.	$1	502,962	8,595	71,615	Pipeline construction and operation services	09/30/2019	1,026	6,990	396,461	49.00	102,373

Total				78,660							111,790